Document and Entity Information	Oct. 03, 2019
Cover [Abstract]
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001108524
Document Type	8-K
Document Period End Date	Oct. 03, 2019
Entity Registrant Name	salesforce.com, inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-32224
Entity Tax Identification Number	94-3320693
Entity Address, Address Line One	Salesforce Tower
Entity Address, Address Line Two	415 Mission Street
Entity Address, Address Line Three	3rd Fl
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	901-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CRM
Entity Emerging Growth Company	false